RELATED PARTY TRANSACTIONS - Acquisition of vessels from affiliates of Hemen (Details) - Hemen Holdings Ltd $ in Millions	1 Months Ended
	Feb. 28, 2022 vessel	Feb. 28, 2021 USD ($) vessel
Golden Spray, Golden Fast and Golden Furious
Related Party Transaction [Line Items]
Number of newbuildings acquired | vessel	3
Dry Bulk Carriers
Related Party Transaction [Line Items]
Debt assumed		$ 413.6
Debt assumed, in cash		63.0
Debt assumed, sellers credit		$ 350.6
Number of vessels acquired | vessel		15